Impact of Restatement on Quarterly Financial Information (Unaudited) (Details) - Schedule of restatement on the balance sheets, statements of operations and statements of cash flows - Insu acquisition corp. II [Member] - USD ($)
	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 08, 2020
As Previously Reported [Member]
Impact of Restatement on Quarterly Financial Information (Unaudited) (Details) - Schedule of restatement on the balance sheets, statements of operations and statements of cash flows [Line Items]
Warrant Liabilities
Total Liabilities	9,826,454	9,826,454	$ 9,925.075	$ 9,801,183
Common Stock Subject to Possible Redemption	216,106,340	216,106,340
Class A Common Stock	193	193	198	192
Additional Paid-in Capital	5,083,766	5,083,766	5,571,241	5,000,863
Accumulated Deficit	(84,739)	(84,739)	(572,217)	(1,740)
Three months ended September 30, 2020
Change in fair value of warrant liabilities
Transaction costs allocable to warrant liabilities
Net loss	$ (83,615)	$ (83,615)
Basic and diluted net loss per share, Class A common stock (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00
Basic and diluted net loss per share, Class B common stock (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.07)
Adjustments [Member]
Impact of Restatement on Quarterly Financial Information (Unaudited) (Details) - Schedule of restatement on the balance sheets, statements of operations and statements of cash flows [Line Items]
Warrant Liabilities	$ 14,457,629	$ 14,457,629
Total Liabilities	14,457,629	14,457,629	$ 27,837,928	13,592,898
Common Stock Subject to Possible Redemption	13,893,660	13,893,660
Class A Common Stock	(139)	(139)	(144)	(138)
Additional Paid-in Capital	(5,083,766)	(5,083,766)	(5,571,241)	(5,000,863)
Accumulated Deficit	(23,267,383)	(23,267,383)	(36,647,683)	$ (22,400,652)
Three months ended September 30, 2020
Change in fair value of warrant liabilities	866,731	866,731	14,245,031
Transaction costs allocable to warrant liabilities	820,852	820,852	$ 820,852
Net loss	$ (1,687,583)	$ (1,687,583)
Basic and diluted net loss per share, Class A common stock (in Dollars per share)	$ (0.06)	$ (0.06)	$ (0.51)
Basic and diluted net loss per share, Class B common stock (in Dollars per share)	$ (0.05)	$ (0.05)	$ (0.44)
As Restated [Member]
Impact of Restatement on Quarterly Financial Information (Unaudited) (Details) - Schedule of restatement on the balance sheets, statements of operations and statements of cash flows [Line Items]
Warrant Liabilities	$ 14,457,629	$ 14,457,629
Total Liabilities	24,284,083	24,284,083
Common Stock Subject to Possible Redemption	230,000,000	230,000,000
Class A Common Stock	54	54
Additional Paid-in Capital	0	0
Accumulated Deficit	(23,352,122)	(23,352,122)
Three months ended September 30, 2020
Change in fair value of warrant liabilities	866,731	866,731
Transaction costs allocable to warrant liabilities	820,852	820,852
Net loss	$ (1,771,198)	$ (1,771,198)
Basic and diluted net loss per share, Class A common stock (in Dollars per share)	$ (0.06)	$ (0.06)
Basic and diluted net loss per share, Class B common stock (in Dollars per share)	$ (0.06)	$ (0.06)